Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
As at January 1	$ 112,811	$ 74,174
Additions	38,325	46,282
Disposals	(698)	(1,636)
Divestment of subsidiaries	(374)
Exchange differences	(3,768)	(6,009)
As at December 31	146,296	112,811
Accumulated depreciation and impairment
As at January 1	36,864	32,899
Depreciation	7,888	8,327
Impairment	3,678
Disposals	(612)	(1,525)
Divestment of subsidiaries	(240)
Exchange differences	(1,009)	(2,837)
As at December 31	46,569	36,864
Net book value	99,727	75,947
Buildings
Cost
As at January 1	2,233	2,432
Transfers	54,549
Exchange differences	(60)	(199)
As at December 31	56,722	2,233
Accumulated depreciation and impairment
As at January 1	1,753	1,788
Depreciation	565	116
Exchange differences	(48)	(151)
As at December 31	2,270	1,753
Net book value	54,452	480
Leasehold improvements
Cost
As at January 1	16,836	17,828
Additions	216	171
Disposals		(1,105)
Divestment of subsidiaries	(202)
Transfers	1,420	1,336
Exchange differences	(418)	(1,394)
As at December 31	17,852	16,836
Accumulated depreciation and impairment
As at January 1	13,282	11,571
Depreciation	1,824	3,741
Impairment	515
Disposals		(1,018)
Divestment of subsidiaries	(97)
Exchange differences	(356)	(1,012)
As at December 31	15,168	13,282
Net book value	2,684	3,554
Plant and equipment
Cost
As at January 1	7,454	5,987
Additions	99	541
Disposals	(230)	(2)
Transfers	16,373	1,412
Exchange differences	(212)	(484)
As at December 31	23,484	7,454
Accumulated depreciation and impairment
As at January 1	2,670	2,352
Depreciation	1,008	590
Impairment	2,013
Disposals	(148)	(2)
Transfers		(56)
Exchange differences	(80)	(214)
As at December 31	5,463	2,670
Net book value	18,021	4,784
Furniture and fixtures, other equipment and motor vehicles
Cost
As at January 1	31,738	27,957
Additions	1,094	4,945
Disposals	(468)	(529)
Divestment of subsidiaries	(172)
Transfers	8,453	1,637
Exchange differences	(828)	(2,272)
As at December 31	39,817	31,738
Accumulated depreciation and impairment
As at January 1	19,159	17,188
Depreciation	4,491	3,880
Impairment	1,150
Disposals	(464)	(505)
Divestment of subsidiaries	(143)
Transfers		56
Exchange differences	(525)	(1,460)
As at December 31	23,668	19,159
Net book value	16,149	12,579
Construction in progress
Cost
As at January 1	54,550	19,970
Additions	36,916	40,625
Transfers	(80,795)	(4,385)
Exchange differences	(2,250)	(1,660)
As at December 31	8,421	54,550
Accumulated depreciation and impairment
Net book value	$ 8,421	$ 54,550